GOODWILL AND INTANGIBLES (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
GOODWILL [Abstract]
2021	$ 2,439
2022	2,439
2023	2,439
2024	2,439
2025	2,342
Total	$ 12,098